Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Disclosure of Related Party Transactions
There were no further transactions with related parties for the relevant financial years except for the following transactions with the five members of On’s executive team:

(CHF in thousands)	2021	2020	2019

Short-term employee benefits	1,922	1,825	2,556
Post-employment benefits	14,373	2,072	273
Share-based compensation	67,328	10,044	9,568
On Executive Team	83,623	13,940	12,397